Share-Based Compensation - Summary of WhiteWave Phantom Share Activity (Detail) (WhiteWave Foods [Member], Phantom Shares [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	225,771
Granted	208,879	225,771
Converted/paid
Forfeited	(4,495)
Outstanding ending balance	430,155	225,771
Outstanding Weighted average exercise price, beginning balance	$ 17.00
Granted, Weighted average exercise price	$ 15.16	$ 17.00
Converted/paid, Weighted average exercise price
Forfeited, Weighted average exercise price	$ 16.12
Outstanding, Weighted average exercise price, ending balance	$ 16.12	$ 17.00